Other Income and Expenses (Details) - Schedule of Other Income, Net - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income, Net [Line Items]
Total other income, net		¥ 3,637	¥ 7,659	¥ 8,700
Government grants [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		721	1,865	3,963
Foreign exchange differences, net [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		4	1,023	(1,032)
Additional deduction of VAT [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		31	716	502
Bad debt recovery [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		1,914	849	5,201
Custody fees [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net	[1]		3,012
Lease termination [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		769	70
Others [Member]
Schedule of Other Income, Net [Line Items]
Total other income, net		¥ 198	¥ 124	¥ 66

[1]	It’s refunded ADR custody fees received from Deutsche Bank AG.